21. SUPPLY CHAIN FINANCE	12 Months Ended
Dec. 31, 2017
Supply Chain Finance
SUPPLY CHAIN FINANCE
21.	SUPPLY CHAIN FINANCE

	12.31.17	12.31.16
Supply chain finance - Domestic suppliers	518.4	1,007.1
Supply chain finance - Foreign suppliers	196.8	328.5
	715.2	1,335.6

The Company has partnerships with several financial institutions that allow the suppliers to anticipate their receivables. The suppliers do have the freedom to choose whether to anticipate or not and, if positive, with which institution. The anticipation allows the suppliers to better manage their cash flow needs. This flexibility allows the Company to intensify its commercial relations with the network of suppliers by potentially leveraging benefits such as preference for supply in case of restricted supply, better price conditions and / or more flexible payment terms, among others.

The Company has not identified a material change in the existing commercial conditions with its suppliers.

As such, these transactions are presented in the operating cash flows for the year ended December 31, 2017 and December 31, 2016.

On December 31, 2017, the discount rates applied to the supply chain finance transactions agreed between our suppliers and the financial institutions in the internal market were set between 0.57% to 0.84% p.m. (1.08% to 1.33% p.m. on December 31, 2016).

On December 31, 2017, the discount rates applied to the supply chain finance transactions agreed between our suppliers and the financial institutions in the external market were set between 0.19% to 0.29% p.a. (0.17% to 0.25% p.m. on December 31, 2016).